Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2025	$ 207
2026	151
2027	93
2028	83
2029	67
2030 - 2034	601
Total	1,202
Less: imputed interest	(450)
Present value of lease liabilities	$ 752